Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Purchase commitments expects to incur in next year		$ 1,600		$ 1,400
License agreements
Other Commitments [Line Items]
Royalty expense		0	$ 0
Harvard University | License agreements
Other Commitments [Line Items]
Upfront fee	$ 600
Royalty expense				$ 0	$ 0
Tufts | License agreements
Other Commitments [Line Items]
Royalty expense		$ 400	$ 500